CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2016	$ 9,121,412	$ 2,346	$ 3,328,517	$ 7,860,341	$ (916,484)	$ (1,153,308)
Increase (Decrease) in Stockholders' Equity
Activity related to employee stock plans	61,606	6	61,600
Common stock dividends	(463,069)			(463,069)
Changes related to cash flow derivative hedges	570,495				570,495
Change in defined benefit plans	(5,583)				(5,583)
Foreign currency translation adjustments	17,307				17,307
Purchases of treasury stock	(224,998)					(224,998)
Net Income	1,625,133			1,625,133
Balance at Dec. 31, 2017	10,702,303	2,352	3,390,117	9,022,405	(334,265)	(1,378,306)
Increase (Decrease) in Stockholders' Equity
Activity related to employee stock plans	30,789	6	30,783
Common stock dividends	(546,689)			(546,689)
Changes related to cash flow derivative hedges	(286,861)				(286,861)
Change in defined benefit plans	7,643				7,643
Foreign currency translation adjustments	(14,251)				(14,251)
Purchases of treasury stock	(575,039)					(575,039)
Net Income	1,811,042			1,811,042
Balance at Dec. 31, 2018	11,105,461	2,358	3,420,900	10,263,282	(627,734)	(1,953,345)
Increase (Decrease) in Stockholders' Equity
Activity related to employee stock plans	67,902	7	73,059			(5,164)
Common stock dividends	(618,843)			(618,843)
Changes related to cash flow derivative hedges	(151,313)				(151,313)
Change in defined benefit plans	(19,535)				(19,535)
Foreign currency translation adjustments	869				869
Purchases of treasury stock	(99,582)					(99,582)
Net Income	1,878,887			1,878,887
Balance at Dec. 31, 2019	$ 12,163,846	$ 2,365	$ 3,493,959	$ 11,523,326	$ (797,713)	$ (2,058,091)